UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2002
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Gruss Asset Management, L.P.
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Address:   677 Madison Avenue, 3rd Floor
           --------------------------------------------------
           New York, New York 10021
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:      028-06219
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Howard Guberman
           --------------------------------------------------
Title:
           --------------------------------------------------
Phone:     212-688-1500 x 324
           --------------------------------------------------

Signature, Place, and Date of Signing:

        /s/ Howard Guberman          New York, New York           2/13/03
       ------------------------   ------------------------------  ----------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        36
                                               -------------

Form 13F Information Table Value Total:       $142,054
                                               -------------
                                                (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE


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                                                       FORM 13F INFORMATION TABLE
      NAME OF         TITLE OF  CUSIP       VALUE    SHARES/  SH/ PUT/ INVSMT   OTHER    VOTING AUTHORITY
                                                                                         ----------------
      ISSUER           CLASS               x($1000) PRN AMT  PRN CALL DISCRETN MGRS    SOLE   SHARED   NONE
------------------- ---------- ----------- --------- ------- ---- ---- -------- ------ ------- ------  ----
TRANSOCEAN INC     ORD          G90078109    697     30,058   SH         SOLE          30,058   0       0
-----------------------------------------------------------------------------------------------------------
AT&T WIRELESS SVCS
 INC               COMMON       00209A106 21,030    197,670   SH         SOLE         197,670   0       0
-----------------------------------------------------------------------------------------------------------
AMERICAN INTL
 GROUP INC         COMMON       026874107 11,795    203,894   SH         SOLE         203,894   0       0
-----------------------------------------------------------------------------------------------------------
AMERISOURCEBERGEN
 CORP              COMMON       03073E105  9,887    182,050   SH         SOLE         182,050   0       0
-----------------------------------------------------------------------------------------------------------
BAY VIEW CAP
 CORP DEL          COMMON       07262L101  1,150    200,000   SH         SOLE         200,000   0       0
-----------------------------------------------------------------------------------------------------------
CHEVRONTEXACO CORP COMMON       166764100  6,399     96,254   SH         SOLE          96,254   0       0
-----------------------------------------------------------------------------------------------------------
DUKE ENERGY CORP   COMMON       264399106    610     31,200   SH         SOLE          31,200   0       0
-----------------------------------------------------------------------------------------------------------
EQUITABLE BK MD    COMMON       29444Q105  1,372     37,704   SH         SOLE          37,704   0       0
-----------------------------------------------------------------------------------------------------------
FLORIDAFIRST
 BANCORP INC NEW   COMMON       343258109  4,186    175,000   SH         SOLE         175,000   0       0
-----------------------------------------------------------------------------------------------------------
FRANKLIN RES INC   COMMON       354613101    236      6,925   SH         SOLE           6,925   0       0
-----------------------------------------------------------------------------------------------------------
GENESEE CORP       CL B         371601204    248     28,800   SH         SOLE          28,800   0       0
-----------------------------------------------------------------------------------------------------------
INKTOMI CORP       COMMON       457277101    960    600,000   SH         SOLE         600,000   0       0
-----------------------------------------------------------------------------------------------------------
INTERPUBLIC GROUP
 COS INC           COMMON       460690100  1,163     82,569   SH         SOLE          82,569   0       0
-----------------------------------------------------------------------------------------------------------
JDS UNIPHASE CORP  COMMON       46612J101     61     24,826   SH         SOLE          24,826   0       0
-----------------------------------------------------------------------------------------------------------
JOHNSON & JOHNSON  COMMON       478160104 16,398    305,304   SH         SOLE         305,304   0       0
-----------------------------------------------------------------------------------------------------------
JONES APPAREL GROUP
 INC               COMMON       480074103    497     14,032   SH         SOLE          14,032   0       0
-----------------------------------------------------------------------------------------------------------
LIMITED BRANDS INC COMMON       532716107    897     64,424   SH         SOLE          64,424   0       0
-----------------------------------------------------------------------------------------------------------
LIQUID AUDIO INC   COMMON       53631T102    492    200,000   SH         SOLE         200,000   0       0
-----------------------------------------------------------------------------------------------------------
MONSANTO CO NEW    COMMON       61166W101    822     42,690   SH         SOLE          42,690   0       0
-----------------------------------------------------------------------------------------------------------
NETRO CORP         COMMON       64114R109    956    350,000   SH         SOLE         350,000   0       0
-----------------------------------------------------------------------------------------------------------
OPTI INC           COMMON       683960108    211    165,400   SH         SOLE         165,400   0       0
-----------------------------------------------------------------------------------------------------------
PARTSBASE INC      COMMON       70214P109    136     93,700   SH         SOLE          93,700   0       0
-----------------------------------------------------------------------------------------------------------
PENNICHUCK CORP    COMMON NEW   708254206    585     20,200   SH         SOLE          20,200   0       0
-----------------------------------------------------------------------------------------------------------
PHARMACIA CORP     COMMON       71713U102 34,485    825,000   SH         SOLE         825,000   0       0
-----------------------------------------------------------------------------------------------------------
REFAC              COMMON       758653109    387    100,000   SH         SOLE         100,000   0       0
-----------------------------------------------------------------------------------------------------------
RESONATE INC       COMMON       76115Q104    177    100,000   SH         SOLE         100,000   0       0
-----------------------------------------------------------------------------------------------------------
SOUTH FINL GROUP
 INC               COMMON       837841105    403     19,501   SH         SOLE          19,501   0       0
-----------------------------------------------------------------------------------------------------------
TYCO INTL LTD NEW  COMMON       902124106  1,943    113,784   SH         SOLE         113,784   0       0
-----------------------------------------------------------------------------------------------------------
US BANCORP DEL     COMMON NEW   902973304    241     11,378   SH         SOLE          11,378   0       0
-----------------------------------------------------------------------------------------------------------
UNOCAL CORP        COMMON       915289102  2,157     70,532   SH         SOLE          70,532   0       0
-----------------------------------------------------------------------------------------------------------
VIACOM INC         CL A         925524100  7,362    180,400   SH         SOLE         180,400   0       0
-----------------------------------------------------------------------------------------------------------
VIACOM INC         CL B         925524308  7,744    189,978   SH         SOLE         189,978   0       0
----------------------------------------------------------------------------------------------------------
WJ COMMUNICATIONS
 INC               COMMON       929284107     95   100,000    SH         SOLE         100,000   0       0
-----------------------------------------------------------------------------------------------------------
WARREN BANCORP INC COMMON       934710104  1,228     77,900   SH         SOLE          77,900   0       0
-----------------------------------------------------------------------------------------------------------
WASHINGTON MUT INC COMMON       939322103  4,443    128,675   SH         SOLE         128,675   0       0
-----------------------------------------------------------------------------------------------------------
WELLPOINT HEALTH
 NETWORK NEW       COMMON       94973H108    601      8,440   SH         SOLE           8,440   0       0
-----------------------------------------------------------------------------------------------------------
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